Description of Business and Business Combination - Merger with ACE Convergence Acquisition Corp - Accounting for the Business Combination (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 22, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Description of Business and Business Combination [Line Item]
Total number of authorized shares of all classes of capital stock	620,000,000
Common stock, shares authorized	600,000,000		600,000,000
Common stock, par value per share | $ / shares	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	20,000,000		20,000,000
Preferred stock, par value per share | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Warrants outstanding		18,100,000
Exchange Ratio	0.1705
Cash-PIPE investment | $	$ 3,500